SEGMENT REPORT (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Intersegment Eliminations [Member] CNY		Dec. 31, 2013 Intersegment Eliminations [Member] CNY		Dec. 31, 2012 Intersegment Eliminations [Member] CNY		Dec. 31, 2014 Manufacturing [Member] CNY	Dec. 31, 2013 Manufacturing [Member] CNY	Dec. 31, 2012 Manufacturing [Member] CNY	Dec. 31, 2014 Manufacturing [Member] Intersegment Eliminations [Member] CNY	Dec. 31, 2013 Manufacturing [Member] Intersegment Eliminations [Member] CNY	Dec. 31, 2012 Manufacturing [Member] Intersegment Eliminations [Member] CNY	Dec. 31, 2014 Solar Projects [Member] CNY	Dec. 31, 2013 Solar Projects [Member] CNY	Dec. 31, 2012 Solar Projects [Member] CNY	Dec. 31, 2014 Solar Projects [Member] Intersegment Eliminations [Member] CNY	Dec. 31, 2013 Solar Projects [Member] Intersegment Eliminations [Member] CNY	Dec. 31, 2012 Solar Projects [Member] Intersegment Eliminations [Member] CNY
Segment Reporting Information [Line Items]
Revenues	$ 1,608,246,889	9,978,528,648	7,078,838,515	4,794,768,449	(1,893,735,279)	[1]	(367,174,912)	[1]	(115,844,024)	[1]	9,740,876,507	7,045,771,578	4,793,161,383	1,893,735,279	323,522,112	115,844,024	237,652,141	33,066,937	1,607,066		43,652,800
Gross Profit	361,028,944	2,240,040,187	1,437,351,407	232,237,115	(153,331,546)	[1]	(49,428,832)	[1]	(1,098,425)	[1]	2,103,506,626	1,417,204,215	236,223,914	153,331,546	23,712,087	1,098,425	136,533,561	20,147,192	(3,986,799)		25,716,745
Interest expenses, net	(46,363,610)	(287,667,652)	(223,376,902)	(221,719,806)							(220,206,531)	(209,340,372)	(221,719,806)				(67,461,121)	(14,036,530)
Income before income taxes	93,851,918	582,313,610	233,639,303	(1,552,717,375)	(153,331,546)	[1]	(68,786,825)	[1]	(1,098,425)	[1]	721,810,289	282,959,050	(1,526,557,907)				13,834,867	19,467,078	(25,061,043)
Total assets	$ 3,076,368,571	19,087,636,434	10,611,225,071	8,372,320,321	(3,661,166,040)	[1]	(1,916,975,178)	[1]	(146,001,635)	[1]	15,790,325,086	10,309,643,591	7,719,329,082				6,958,477,388	2,218,556,658	798,992,874

[1]	Elimination refers to (1) the elimination of revenue and profit from the sale of solar modules from the manufacturing segment to the solar project segment; (2) the elimination of unsettled receivables of the manufacturing segment and unsettled payables of the solar projects segment resulting from the above sales of solar modules.